Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting (Tables) [Line Items]
Schedule of Significant Financial Information Reportable Segment

Segment information for the three and six months ended June 30, 2025 and 2024 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total revenues	$18,101,930	$14,796,272	$26,885,625	$34,938,428
Less: cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	1,754,911	1,990,155	3,474,373	4,878,470
Materials	4,223,111	3,802,560	6,447,673	13,225,146
Other	1,306,465	1,267,124	2,152,120	2,914,188
Cost of goods sold (exclusive of depreciation and amortization):	7,284,487	7,059,839	12,074,166	21,017,805
Less: depreciation and amortization related to cost of goods sold	213,764	162,543	433,022	330,946
Total gross profit	$10,603,679	$7,573,890	$14,378,437	$13,589,677

Depreciation and amortization	3,175,452	291,126	8,076,181	582,252
Commissions expense	4,905,556	4,117,399	6,769,668	7,769,990
Sales and marketing (exclusive of commissions expense above)	723,484	304,664	996,464	3,205,860
General and administrative	4,792,749	5,523,571	15,260,342	8,742,993
Other income, net	53,328	50,821	135,691	50,821
Gain (loss) on change in fair value of warrant liabilities	29,989	(49,808)	(288)	(85,030)
Interest expense	(96,269)	828,000	567,180	690,000
Total net loss before income taxes	(2,866,458)	(1,833,857)	(15,662,321)	(6,055,627)
Income tax provision	186,994	76,538	(336,506)	191,206
Net loss	$(2,679,464)	$(1,757,319)	$(15,998,827)	$(5,864,421)

The following presents the significant financial information with respect to the Company’s reportable segment for the years ended December 31, 2024 and 2023 (in thousands):

	Year ended December 31,
	2024	2023
Total revenue	$73,244,083	$109,691,001
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	9,857,796	13,488,173
Materials	23,730,300	40,830,481
Other	4,433,423	5,118,020
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold	827,848	444,663
Gross Profit	$34,394,716	$49,809,664

Depreciation and amortization	4,008,690	1,397,211
Commissions expense	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	3,759,223	1,644,883
General and administrative	21,628,724	12,949,067
Other expense, net	(233,151)	183,401
Change in fair value of warrant liabilities	(69,000)	—
Interest expense	333,539	110,857

Net (loss) income before taxes	(10,861,159)	4,845,069
Income tax benefit	988,802	—
Net (loss) income	(9,872,357)	4,845,069

Heliogen, Inc. [Member]
Segment Reporting (Tables) [Line Items]
Schedule of Significant Financial Information Reportable Segment

The following table provides information about disaggregated SG&A expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$1,812	$3,310	$4,059	$7,521
Share-based compensation	339	793	798	1,671
Other selling, general and administrative (1)	3,293	5,402	5,703	12,668
Total selling, general and administrative	$5,444	$9,505	$10,560	$21,860
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

The following table provides information about disaggregated R&D expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$505	$2,513	$1,302	$5,006
Share-based compensation	43	(173)	(10)	188
Other research and development (1)	(243)	2,411	101	3,348
Total research and development	$305	$4,751	$1,393	$8,542
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.

The following table provides information about disaggregated SG&A expenses:

	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$12,906	$22,453
Share-based compensation	2,276	(6,464)
Collaboration Warrants	—	1,981
Other selling, general and administrative(1)	21,138	31,525
Total selling, general and administrative	$36,320	$49,495
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.
	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$8,521	$9,640
Share-based compensation	191	750
Other research and development(1)	7,623	10,638
Total research and development	$16,335	$21,028
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.